Convertible notes at fair value - Schedule of Details of Conversion of Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Aug. 11, 2020	Jul. 30, 2020	Jul. 24, 2020	Jun. 30, 2020	Feb. 18, 2020	Feb. 03, 2020
Bank borrowings
Principal amount converted	$ 50,550
Number of ADSs converted	1,365,407
Fair value of converted convertible notes as of the conversion date	$ 68,895
2018 Notes
Bank borrowings
Principal amount converted		$ 2,000		$ 1,000	$ 1,000
Number of ADSs converted		53,660		23,655	24,805
Conversion price per ADS US$		$ 37.27		$ 42.28	$ 40.31
Fair value of converted convertible notes as of the conversion date		$ 4,327		$ 1,752	$ 1,551
November 2019 Notes
Bank borrowings
Principal amount converted						$ 20,000
Number of ADSs converted						512,821
Conversion price per ADS US$						$ 39.00
Fair value of converted convertible notes as of the conversion date						$ 20,282
December 2019 Notes
Bank borrowings
Principal amount converted						$ 10,000
Number of ADSs converted						256,410
Conversion price per ADS US$						$ 39.00
Fair value of converted convertible notes as of the conversion date						$ 9,989
January 2020 Notes
Bank borrowings
Principal amount converted							$ 3,450
Number of ADSs converted							108,887
Conversion price per ADS US$							$ 31.68
Fair value of converted convertible notes as of the conversion date							$ 4,346
July 2020 Notes
Bank borrowings
Principal amount converted			$ 13,100
Number of ADSs converted			385,169
Conversion price per ADS US$			$ 34.01
Fair value of converted convertible notes as of the conversion date			$ 26,648